COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended						0 Months Ended	6 Months Ended
	Jun. 30, 2014 OCS [Member]	Jun. 30, 2013 OCS [Member]	Jun. 30, 2014 OCS [Member] Minimum [Member]	Jun. 30, 2014 OCS [Member] Maximum [Member]	Jun. 30, 2014 BIRD [Member]	Jun. 30, 2014 Investor [Member]	May 09, 2012 Advisor [Member] B	Jun. 30, 2014 Advisor [Member]	Jun. 30, 2014 Office leases [Member]
Guarantor Obligations [Line Items]
Bank guarantee in favor of lessor for offices									$ 258
Government and Other Grants [Line Items]
Royalty percentage based on future revenues			3.00%	5.00%
Maximum royalty repaid as percentage of grant received	100.00%
Grants received					500	13,000
Royalty expense	143	6
Contingent royalty obligations	8,913
Participation Rights						10.00%	4.00%	1.00%
Retainer Fee							5
Issuance expenses								725
Business development expenses								$ 30